Acquisitions and disposals (Tables)	12 Months Ended
Jun. 30, 2018
Acquisitions And Disposals
Schedule of fair value of the acquired assets, the assumed liabilities and the non-controlling interest as of the acquisition date

The following table summarizes the consideration, the fair values of the assets acquired and the liabilities assumed at acquisition date:

February 2018
Assets	941
Cash and cash equivalents	1
Trade and other receivables	27
Income tax credit	12
Property, plant and equipment	901
Liabilities	172
Trade and other payables	11
Debts with related parties	121
Taxes payable	40
Equity
Currency translation adjustment	9
Total fair value of identifiable assets and assumed liabilities	778

Schedule of fair value of the acquired assets, the assumed liabilities and the non-controlling interest as of the acquisition date

The following table resumes consideration and fair value of the acquired assets and the liabilities assumed:

December 2017
Fair value of identifiable assets and assumed liabilities:
Properties, plant and equipment	200
Inventories	380
Trade and other receivables	335
Cash and cash equivalents	25
Borrowings	(260)
Trade and other payables	(930)
Employee benefits	(25)
Provisions	(15)
Total net identifiable assets	(290)
Goodwill (pending allocation)	920
Total	630

Schedule of details of the sale

Below are the details of the sale:

06.30.18
Cash received	6,420
Remediation of the fair value of the remaining interest	13,164
Total	19,584
Net assets disposed including goodwill	(8,501)
Gain from the sale of a subsidiary, net of taxes (*)	11,083

(*) Includes Ps. 2,643 as a result of the sale and Ps. 8,440 as a result of the remeasurement at fair value of the new stake.

Schedule of net assets disposed

The following table details the net assets disposed:

06.30.18
Investment properties	4,489
Property, plant and equipment	29,001
Intangible assets	7,108
Investments in associates and joint ventures	401
Restricted assets	91
Trade and other receivables	12,240
Investments in financial assets	2,846
Derivative financial instruments	23
Inventories	6,276
Cash and cash equivalents	5,579
TOTAL ASSETS	68,054
Borrowings	21,310
Deferred income tax liabilities	2,808
Trade and other payables	23,974
Provisions	447
Employee benefits	1,279
Salaries and social security liabilities	2,392
Income tax and MPIT liabilities	8
TOTAL LIABILITIES	52,218
Non-controlling interest	7,335
Net assets disposed including goodwill	8,501